American Beacon Ionic Strategic Arbitrage Fund

Supplement dated
August 8, 2019
to the
Prospectus,  Summary Prospectus, and Statement of Additional Information, each dated April 30, 2019, as previously amended or supplemented

Effective July 31, 2019, Adam Radosti of Ionic Capital Management LLC  retired from his position as a portfolio manager for the American Beacon Ionic Strategic Arbitrage Fund. Accordingly, effective as of July 31, 2019, all references to Mr. Radosti in the Prospectus, Summary Prospectus, and Statement of Additional Information are deleted.

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